Exceptional Items - Summary of Exceptional Items Related to the US Tax Reform (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of exceptional items [line items]
Taxation (income) charges related to exceptional items	$ 241	$ 242	$ (2,320)
US tax reform [member]
Disclosure of exceptional items [line items]
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate			(1,390)
Impairment of foreign tax credits			(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries			(194)
Recognition of Alternative Minimum Tax Credits			95
Other impacts			3
Taxation (income) charges related to exceptional items			$ (2,320)